MARKETABLE SECURITIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Other comprehensive income (loss) from available-for-sale securities	$ 35	$ (121)
Losses reclassified into earnings from marketable securities	(16)	0	$ 0
Unrealized gains losses from available-for-sale securities	(11)	156
Other comprehensive income (loss) from available-for-sale securities	$ 40	$ 35	$ (121)